Filed electronically with the Securities and Exchange Commission on March 27,
                                     1997.
                                                                File No. 2-13628
                                                                File No. 811-43


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.
         Post-Effective Amendment No.     80
                                        ------

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.     32
                         ------

                            Scudder Investment Trust
                            ------------------------
               (Exact Name of Registrant as Specified in Charter)

                    Two International Place, Boston, MA 02110
                    -----------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-2567
                                                           ---------------
                               Thomas F. McDonough
                         Scudder, Stevens & Clark, Inc.
                    Two International Place, Boston, MA 02110
                    -----------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective

                  immediately upon filing pursuant to paragraph (b)
         ------

           X      on March 27, 1997 pursuant to paragraph (b)
         ------

                  60 days after filing pursuant to paragraph (a)(i)
         ------

                  on _______________ pursuant to paragraph (a)(i
         ------

                  75 days after filing pursuant to paragraph (a)(ii)
         ------

                  on _______________ pursuant to paragraph (a)(ii) of Rule 485.
         ------


The Registrant has filed a declaration registering an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant filed the notice required by Rule 24f-2 for its most recent fiscal year on February 7, 1997.

                                           SCUDDER INVESTMENT TRUST
                                        SCUDDER GROWTH AND INCOME FUND
                                             CROSS-REFERENCE SHEET

                                          Items Required By Form N-1A
                                          ---------------------------

PART A
------
     Item No.        Item Caption                   Prospectus Caption
     --------        ------------                   ------------------

        1.           Cover Page                     COVER PAGE

        2.           Synopsis                       EXPENSE INFORMATION

        3.           Condensed Financial            FINANCIAL HIGHLIGHTS
                     Information

        4.           General Description of         INVESTMENT OBJECTIVE AND POLICIES
                     Registrant                     WHY INVEST IN THE FUND?
                                                    ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS
                                                    FUND ORGANIZATION

        5.           Management of the Fund         A MESSAGE FROM SCUDDER'S CHAIRMAN
                                                    FUND  ORGANIZATION--Investment adviser and Transfer agent
                                                    TRUSTEES AND OFFICERS
                                                    SHAREHOLDER BENEFITS--A team approach to investing

        5A.          Management Discussion of       NOT APPLICABLE
                     Fund Performance

        6.           Capital Stock and Other        DISTRIBUTION AND PERFORMANCE INFORMATION--Dividends and capital
                     Securities                     gains distributions
                                                    FUND ORGANIZATION
                                                    TRANSACTION INFORMATION--Tax Information
                                                    SHAREHOLDER BENEFITS--SAIL(TM)--Scudder Automated Information Line,
                                                             Dividend reinvestment plan, T.D.D. service for the
                                                             hearing impaired
                                                    HOW TO CONTACT SCUDDER

        7.           Purchase of Securities         PURCHASES
                     Being Offered                  FUND ORGANIZATION--Underwriter
                                                    TRANSACTION
                                                             INFORMATION--Purchasing shares, Share
                                                             price, Processing time, Minimum balances, Third
                                                             party transactions
                                                    SHAREHOLDER BENEFITS--Dividend reinvestment plan
                                                    SCUDDER TAX-ADVANTAGED RETIREMENT PLANS

        8.           Redemption or Repurchase       EXCHANGES AND REDEMPTIONS
                                                    TRANSACTION INFORMATION--Redeeming shares, Tax identification number, Minimum balances

        9.           Pending Legal Proceedings      NOT APPLICABLE



                               Cross Reference-Page 1



                                        SCUDDER GROWTH AND INCOME FUND
                                             CROSS-REFERENCE SHEET
                                                  (continued)
PART B
------

                                                       Caption in Statement of
    Item No.        Item Caption                       Additional Information
    --------        ------------                       ----------------------

       10.          Cover Page                         COVER PAGE

       11.          Table of Contents                  TABLE OF CONTENTS

       12.          General Information and History    FUND ORGANIZATION

       13.          Investment Objectives and          THE FUND'S INVESTMENT OBJECTIVE AND POLICIES
                    Policies                           PORTFOLIO TRANSACTIONS--Portfolio turnover

       14.          Management of the Fund             INVESTMENT ADVISER
                                                       TRUSTEES AND OFFICERS
                                                       REMUNERATION

       15.          Control Persons and Principal      TRUSTEES AND OFFICERS
                    Holders of Securities

       16.          Investment Advisory and Other      INVESTMENT ADVISER
                    Services                           DISTRIBUTOR
                                                       ADDITIONAL INFORMATION--Experts and Other Information

       17.          Brokerage Allocation and Other     PORTFOLIO TRANSACTIONS--Brokerage, Portfolio Turnover
                    Practices

       18.          Capital Stock and Other            FUND ORGANIZATION
                    Securities                         DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

       19.          Purchase, Redemption and           PURCHASES
                    Pricing of Securities Being        EXCHANGES AND REDEMPTIONS
                    Offered                            FEATURES AND SERVICES OFFERED BY THE FUND--Dividend and Capital
                                                                Gain Distribution Options
                                                       SPECIAL PLAN ACCOUNTS
                                                       NET ASSET VALUE

       20.          Tax Status                         DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS
                                                       TAXES

       21.          Underwriters                       DISTRIBUTOR

       22.          Calculation of Performance Data    PERFORMANCE INFORMATION

       23.          Financial Statements               FINANCIAL STATEMENTS




                             Cross Reference-Page 2




                                           SCUDDER INVESTMENT TRUST
                                       SCUDDER LARGE COMPANY GROWTH FUND
                                             CROSS-REFERENCE SHEET

                                          Items Required By Form N-1A
                                          ---------------------------
PART A
------
     Item No.        Item Caption                   Prospectus Caption
     --------        ------------                   ------------------

        1.           Cover Page                     COVER PAGE

        2.           Synopsis                       EXPENSE INFORMATION

        3.           Condensed Financial            FINANCIAL HIGHLIGHTS
                     Information                    DISTRIBUTION AND FINANCIAL INFORMATION

        4.           General Description of         INVESTMENT OBJECTIVE AND POLICIES
                     Registrant                     WHY INVEST IN THE FUND?
                                                    ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS
                                                    FUND ORGANIZATION

        5.           Management of the Fund         FINANCIAL HIGHLIGHTS
                                                    A MESSAGE FROM SCUDDER'S CHAIRMAN
                                                    FUND ORGANIZATION--Investment adviser and Transfer agent
                                                    TRUSTEES AND OFFICERS

        5A.          Management Discussion of       SHAREHOLDER BENEFITS--A team approach to investing
                     Fund Performance

        6.           Capital Stock and Other        DISTRIBUTION AND PERFORMANCE INFORMATION-- Dividends and capital
                     Securities                              gains distributions
                                                    FUND ORGANIZATION
                                                    TRANSACTION INFORMATION--Tax information
                                                    SHAREHOLDER BENEFITS--SAIL(TM)--Scudder Automated Information Line,
                                                             Dividend reinvestment plan, T.D.D. service for the
                                                             hearing impaired
                                                    HOW TO CONTACT SCUDDER

        7.           Purchase of Securities         PURCHASES
                     Being Offered                  FUND ORGANIZATION--Underwriter
                                                    TRANSACTION
                                                             INFORMATION--Purchasing shares, Share
                                                             price, Processing time, Minimum balances, Third
                                                             party transactions
                                                    SHAREHOLDER BENEFITS--Dividend reinvestment plan
                                                    SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                                    INVESTMENT PRODUCTS AND SERVICES

        8.           Redemption or Repurchase       EXCHANGES AND REDEMPTIONS
                                                    TRANSACTION INFORMATION--Redeeming shares, Tax identification number and Minimum balances

        9.           Pending Legal Proceedings      NOT APPLICABLE




                             Cross Reference-Page 3




                                       SCUDDER LARGE COMPANY GROWTH FUND
                                             CROSS-REFERENCE SHEET
                                                  (continued)

PART B
------
                                                       Caption in Statement of
    Item No.        Item Caption                       Additional Information
    --------        ------------                       ----------------------

       10.          Cover Page                         COVER PAGE

       11.          Table of Contents                  TABLE OF CONTENTS

       12.          General Information and History    FUND ORGANIZATION

       13.          Investment Objectives and          THE FUND'S INVESTMENT OBJECTIVE AND POLICIES
                    Policies                           PORTFOLIO TRANSACTIONS--Portfolio turnover

       14.          Management of the Fund             INVESTMENT ADVISER
                                                       TRUSTEES AND OFFICERS
                                                       REMUNERATION

       15.          Control Persons and Principal      TRUSTEES AND OFFICERS
                    Holders of Securities

       16.          Investment Advisory and Other      INVESTMENT ADVISER
                    Services                           DISTRIBUTOR
                                                       ADDITIONAL INFORMATION--Experts and Other Information

       17.          Brokerage Allocation and Other     PORTFOLIO TRANSACTIONS--Brokerage commissions
                    Practices

       18.          Capital Stock and Other            FUND ORGANIZATION
                    Securities                         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

       19.          Purchase, Redemption and           PURCHASES
                    Pricing of Securities Being        EXCHANGES AND REDEMPTIONS
                    Offered                            FEATURES AND SERVICES OFFERED BY THE FUND-- Dividend and Capital
                                                                Gain Distribution Options
                                                       SPECIAL PLAN ACCOUNTS
                                                       NET ASSET VALUE

       20.          Tax Status                         DIVIDENDS
                                                       TAXES

       21.          Underwriters                       DISTRIBUTOR

       22.          Calculation of Performance Data    PERFORMANCE INFORMATION

       23.          Financial Statements               FINANCIAL STATEMENTS



                             Cross Reference-Page 4



                                           SCUDDER INVESTMENT TRUST
                                          SCUDDER CLASSIC GROWTH FUND
                                             CROSS-REFERENCE SHEET

                                          Items Required By Form N-1A
                                          ---------------------------
PART A
------
     Item No.        Item Caption                   Prospectus Caption
     --------        ------------                   ------------------

        1.           Cover Page                     COVER PAGE

        2.           Synopsis                       EXPENSE INFORMATION

        3.           Condensed Financial            FINANCIAL HIGHLIGHTS
                     Information

        4.           General Description of         INVESTMENT OBJECTIVES AND POLICIES
                     Registrant                     WHY INVEST IN THE FUND?
                                                    ADDITIONAL INFORMATION ABOUT POLICIES AND  INVESTMENTS
                                                    FUND ORGANIZATION

        5.           Management of the Fund         A MESSAGE FROM SCUDDER'S CHAIRMAN
                                                    FUND ORGANIZATION--Investment adviser and Transfer agent
                                                    TRUSTEES AND OFFICERS
                                                    SHAREHOLDER BENEFITS--A team approach to investing

        5A.          Management Discussion of       NOT APPLICABLE
                     Fund Performance

        6.           Capital Stock and Other        DISTRIBUTION AND PERFORMANCE INFORMATION-- Dividends and capital
                     Securities                              gains distributions
                                                    FUND ORGANIZATION
                                                    TRANSACTION INFORMATION--Tax information
                                                    SHAREHOLDER BENEFITS--SAIL(TM)--Scudder Automated Information Line,
                                                             Dividend reinvestment plan, T.D.D. service for the
                                                             hearing impaired
                                                    HOW TO CONTACT SCUDDER

        7.           Purchase of Securities         PURCHASES
                     Being Offered                  FUND ORGANIZATION--Underwriter
                                                    TRANSACTION
                                                             INFORMATION--Purchasing shares, Share
                                                             price, Processing time, Minimum
                                                             balances, Third party transactions
                                                    SHAREHOLDER BENEFITS--Dividend reinvestment plan
                                                    SCUDDER TAX-ADVANTAGED RETIREMENT PLANS

        8.           Redemption or Repurchase       EXCHANGES AND REDEMPTIONS
                                                    TRANSACTION INFORMATION--Redeeming shares, Tax identification number, Minimum balances

        9.           Pending Legal Proceedings      NOT APPLICABLE




                             Cross Reference-Page 5




                                          SCUDDER CLASSIC GROWTH FUND
                                             CROSS-REFERENCE SHEET
                                                  (continued)

PART B
------
                                                       Caption in Statement of
    Item No.        Item Caption                       Additional Information
    --------        ------------                       ----------------------

       10.          Cover Page                         COVER PAGE

       11.          Table of Contents                  TABLE OF CONTENTS

       12.          General Information and History    FUND ORGANIZATION

       13.          Investment Objectives and          THE FUND'S INVESTMENT OBJECTIVE AND POLICIES
                    Policies                           PORTFOLIO TRANSACTIONS--Portfolio turnover

       14.          Management of the Fund             INVESTMENT ADVISER
                                                       TRUSTEES AND OFFICERS
                                                       REMUNERATION

       15.          Control Persons and Principal      TRUSTEES AND OFFICERS
                    Holders of Securities

       16.          Investment Advisory and Other      INVESTMENT ADVISER
                    Services                           DISTRIBUTOR
                                                       ADDITIONAL INFORMATION--Experts and Other Information

       17.          Brokerage Allocation and Other     PORTFOLIO TRANSACTIONS--Brokerage, Portfolio Turnover
                    Practices

       18.          Capital Stock and Other            FUND ORGANIZATION
                    Securities                         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

       19.          Purchase, Redemption and           PURCHASES
                    Pricing of Securities Being        EXCHANGES AND REDEMPTIONS
                    Offered                            FEATURES AND SERVICES OFFERED BY THE FUND-- Dividend and Capital
                                                                Gain Distribution Options
                                                       SPECIAL PLAN ACCOUNTS
                                                       NET ASSET VALUE

       20.          Tax Status                         DIVIDENDS
                                                       TAXES

       21.          Underwriters                       DISTRIBUTOR

       22.          Calculation of Performance Data    PERFORMANCE INFORMATION

       23.          Financial Statements               FINANCIAL STATEMENTS

                             Cross Reference-Page 6

             Part A (the Prospectus for Scudder Classic Growth Fund)
             -------------------------------------------------------

Part A of this Post-Effective Amendment No. 80 to the Registration Statement is incorporated by reference in its entirety to the Scudder Investment Trust's current Post-Effective Amendment No. 77 on Form N1-A filed on September 6, 1996 and to its definitive Rule 497(c) filing on September 23, 1996.

Scudder Classic Growth Fund
Supplement to Prospectus
Dated September 9, 1996

The following table is to be inserted after the section entitled "Expense information" on page 2.

  The following table includes selected data for a share outstanding throughout the period (a) and other performance information derived from the financial statements.

  If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and financial statements are available in the Fund's Semiannual Report dated February 28, 1997 and may be obtained without charge by writing or calling Scudder Investor Services, Inc.

                                                                For the Period
                                                               September 9, 1996
                                                                (commencement
                                                              of operations) to
                                                              February 28, 1997
                                                                   (Unaudited)
--------------------------------------------------------------------------------
 Net asset value, beginning of period ..............................   12.00
                                                                     -----------
 Income from investment operations:
 Net investment income .............................................     .04
 Net realized and unrealized gain on investments ...................    2.29
                                                                     -----------
 Total from investment operations ..................................    2.33
                                                                     -----------
 Less distributions from net investment income .....................    (.04)
                                                                     -----------
 Net asset value, end of period ....................................   14.29
--------------------------------------------------------------------------------
 Total Return (%) (b) ..............................................   19.39**
 Ratios and Supplemental Data
 Net assets, end of period ($ millions) ............................      21
 Ratio of operating expenses, net to average daily net assets (%) ..    1.25*
 Ratio of operating expenses before expense reductions, to
   average daily net assets (%) ....................................    3.04*
 Ratio of net investment income to average daily net assets (%) ....     .72*
 Portfolio turnover rate (%) .......................................    31.2*
 Average commission rate paid ......................................   .0363

(a)  Based on monthly average shares outstanding during the period.
(b)  Total return is higher due to maintenance of the Fund's expenses.
*    Annualized
**   Not annualized



March 27, 1997

Part B (the Statement of Additional Information for Scudder Classic Growth Fund)
--------------------------------------------------------------------------------

Part B of this Post-Effective Amendment No. 80 to the Registration Statement is incorporated by reference in its entirety to the Scudder Investment Trust's current Post-Effective Amendment No. 77 on Form N1-A filed on September 6, 1996 and to its definitive Rule 497(c) filing on September 23, 1996.

                            SCUDDER INVESTMENT TRUST

           Supplement to the Statement of Additional Information dated
                               September 9, 1996.

     The following text replaces the text under  "Financial  Statements" on page
48.

                              FINANCIAL STATEMENTS

     The financial statements and notes, including the investment portfolio of the Fund, together with the Financial Highlights dated February 28, 1997, are incorporated by reference and attached hereto, and are hereby deemed to be part of the Statement of Additional Information.







March 27, 1997

            Investment Portfolio as of February 28, 1997 (Unaudited)

                                                      Principal         Market
                                                      Amount ($)       Value ($)
--------------------------------------------------------------------------------
Repurchase Agreements 3.2%
--------------------------------------------------------------------------------
Repurchase Agreement with State Street Bank
and Trust Company dated 2/28/97 at 5.31%,
to be repurchased at $688,304 on 3/3/97,
collateralized by a $690,000 U.S. Treasury                            ----------
Bond, 7.125%, 2/15/23 (Cost $688,000) ...........        688,000         688,000
                                                                      ----------

                                                         Shares
--------------------------------------------------------------------------------
Common Stocks 96.8%
--------------------------------------------------------------------------------
Consumer Discretionary 7.5%
Department & Chain Stores 5.3%
Costco Companies, Inc. ..........................         8,800          225,500
Gap Inc. ........................................         7,500          247,500
Home Depot, Inc. ................................         7,800          425,100
Walgreen Co. ....................................         5,400          230,850
                                                                      ----------
                                                                       1,128,950
                                                                      ----------
Hotels & Casinos 1.0%
Mirage Resorts Inc.* ............................         9,000          223,875
                                                                      ----------
Specialty Retail 1.2%
Tiffany & Co. ...................................         7,200          250,200
                                                                      ----------
Consumer Staples 5.8%
Alcohol & Tobacco 1.7%
Anheuser-Busch Companies, Inc. ..................         8,300          369,350
                                                                      ----------
Food & Beverage 1.1%
Sara Lee Corp. ..................................         5,900          228,625
                                                                      ----------
Package Goods/Cosmetics 3.0%
Clorox Co. ......................................         2,600          310,700
Procter & Gamble Co. ............................         2,700          324,338
                                                                      ----------
                                                                         635,038
                                                                      ----------
Health 13.2%
Hospital Management 2.3%
Columbia/HCA Healthcare Corp. ...................        11,400          478,800
                                                                      ----------
Medical Supply & Specialty 2.4%
Becton, Dickinson & Co. .........................         7,000          344,750
STERIS Corp.* ...................................         6,500          164,125
                                                                      ----------
                                                                         508,875
                                                                      ----------
Pharmaceuticals 8.5%
American Home Products Corp. ....................         3,100          198,400
Johnson & Johnson ...............................         3,900          224,738
Merck & Co., Inc. ...............................         2,300          211,600

    The accompanying notes are an integral part of the financial statements.


                        7 -- SCUDDER CLASSIC GROWTH FUND

                                                                        Market
                                                         Shares        Value ($)
--------------------------------------------------------------------------------
Novartis AG (ADR) ...............................         4,200          239,663
Novartis AG (ADR) Rights (b)* ...................           210           13,299
Pfizer, Inc. ....................................         3,000          274,875
Schering-Plough Corp. ...........................         2,400          183,900
Warner-Lambert Co. ..............................         5,400          453,600
                                                                      ----------
                                                                       1,800,075
                                                                      ----------
Financial 17.9%
Banks 4.7%
Citicorp ........................................         5,000          583,750
J.P. Morgan & Co., Inc. .........................         1,900          199,738
Norwest Corp. ...................................         4,400          218,900
                                                                      ----------
                                                                       1,002,388
                                                                      ----------
Insurance 6.2%
American International Group, Inc. ..............         4,000          484,000
EXEL, Ltd. ......................................        10,300          454,488
MBIA Inc. .......................................         3,900          380,738
                                                                      ----------
                                                                       1,319,226
                                                                      ----------
Consumer Finance 1.1%
Associates First Capital Corp. ..................         5,000          241,250
                                                                      ----------
Other Financial Companies 5.9%
American Express Credit Corp. ...................         9,400          614,525
Federal National Mortgage Association ...........         9,500          380,000
Travelers Group, Inc. ...........................         4,900          262,763
                                                                      ----------
                                                                       1,257,288
                                                                      ----------
Media 1.1%
Advertising
Omnicom Group, Inc. .............................         4,800          238,200
                                                                      ----------
Service Industries 5.1%
Investment 3.4%
Franklin Resources Inc. .........................         8,000          468,000
Merrill Lynch & Co., Inc. .......................         2,700          259,200
                                                                      ----------
                                                                         727,200
                                                                      ----------
Miscellaneous Commercial Services 1.7%
Manpower, Inc. ..................................         7,000          264,250
Sabre Group Holdings Inc. .......................         3,500           98,875
                                                                      ----------
                                                                         363,125
                                                                      ----------

    The accompanying notes are an integral part of the financial statements.


                        8 -- SCUDDER CLASSIC GROWTH FUND

                                                                        Market
                                                         Shares        Value ($)
--------------------------------------------------------------------------------
Durables 5.4%
Aerospace 4.7%
Lockheed Martin Corp. ...........................         3,429          303,467
Rockwell International Corp. (New) ..............         4,700          304,325
United Technologies Corp. .......................         5,100          383,775
                                                                      ----------
                                                                         991,567
                                                                      ----------
Telecommunications Equipment 0.7%
Ascend Communications, Inc. .....................         3,000          156,750
                                                                      ----------
Manufacturing 11.5%
Chemicals 3.6%
E.I. du Pont de Nemours & Co. ...................         2,900          311,025
Praxair Inc. ....................................         4,700          228,538
Sigma-Aldrich Corp. .............................         7,000          214,375
                                                                      ----------
                                                                         753,938
                                                                      ----------
Diversified Manufacturing 3.5%
General Electric Co. ............................         2,000          205,750
TRW Inc. ........................................         5,400          282,825
Textron, Inc. ...................................         2,600          256,425
                                                                      ----------
                                                                         745,000
                                                                      ----------
Electrical Products 1.8%
ABB AB (ADR) ....................................         1,700          189,975
Emerson Electric Co. ............................         1,900          188,100
                                                                      ----------
                                                                         378,075
                                                                      ----------
Machinery/Components/Controls 2.6%
Ingersoll-Rand Co. ..............................         4,700          223,250
Parker-Hannifin Group ...........................         7,400          323,750
                                                                      ----------
                                                                         547,000
                                                                      ----------
Technology 15.7%
Diverse Electronic Products 2.2%
General Motors Corp. H ..........................         8,000          472,000
                                                                      ----------
Electronic Data Processing 6.8%
Compaq Computer Corp.* ..........................         6,300          499,275
Hewlett-Packard Co. .............................         5,500          308,000
International Business Machines Corp. ...........         1,800          258,750
Sun Microsystems, Inc. ..........................        12,600          389,025
                                                                      ----------
                                                                       1,455,050
                                                                      ----------
Office/Plant Automation 1.3%
Cabletron Systems Inc.* .........................         4,400          132,000

    The accompanying notes are an integral part of the financial statements.


                        9 -- SCUDDER CLASSIC GROWTH FUND

                                                                        Market
                                                         Shares        Value ($)
--------------------------------------------------------------------------------
Cisco Systems, Inc.* ............................         2,600          144,625
                                                                      ----------
                                                                         276,625
                                                                      ----------
Semiconductors 5.4%
Applied Materials, Inc.* ........................         7,700          389,813
Intel Corp. .....................................         3,650          517,837
KLA Instruments Corp.* ..........................         5,600          233,450
                                                                      ----------
                                                                       1,141,100
                                                                      ----------
Energy 12.2%
Engineering 1.1%
Fluor Corp. .....................................         3,700          224,313
                                                                      ----------
Oil Companies 9.4%
Amoco Corp. .....................................         3,300          278,850
Atlantic Richfield Co. ..........................         2,400          300,000
Exxon Corp. .....................................         4,000          399,500
Mobil Corp. .....................................         2,500          306,875
Repsol SA (ADR) .................................         5,500          209,000
Royal Dutch Petroleum Co. (New York shares) .....         2,900          501,700
                                                                      ----------
                                                                       1,995,925
                                                                      ----------
Oil/Gas Transmission 1.7%
Enron Corp. .....................................         5,300          211,338
Williams Cos., Inc. .............................         3,400          148,750
                                                                      ----------
                                                                         360,088
                                                                      ----------
Transportation 1.4%
Airlines 1.0%
AMR Corp.* ......................................         2,800          220,150
                                                                      ----------
Railroads 0.4%
Canadian Pacific Ltd. ...........................         3,300           81,675

--------------------------------------------------------------------------------
Total Common Stocks (Cost $18,846,069)                                20,571,721
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Investment Portfolio--100.0% (Cost $19,534,066) (a)             21,259,721
--------------------------------------------------------------------------------
*    Non-income producing security.

(a) The cost for federal income tax purposes was $19,534,066. At February 28, 1997, net unrealized appreciation for all securities based on tax cost was $1,725,655. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $1,968,027 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $242,372.

(b) Securities valued in good faith by the Valuation Committee of the Board of Directors at fair value amounted to $13,299 (.1% of net assets). Their values have been estimated by the Board of Directors in the absence of readily ascertainable market values. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material. These securities may also have certain restrictions as to resale.

    The accompanying notes are an integral part of the financial statements.


                        10 -- SCUDDER CLASSIC GROWTH FUND

                              Financial Statements

                       Statement of Assets and Liabilities
                       as of February 28, 1997 (Unaudited)

 Assets
--------------------------------------------------------------------------------
       Investments, at market (identified
         cost $19,534,066) (Note A) ........................     $  21,259,721
       Cash ................................................               950
       Receivable for Investments sold .....................           229,945
       Receivable for Fund shares sold .....................            48,702
       Dividends and interest receivable ...................            34,954
       Foreign taxes recoverable ...........................               342
       Due from Adviser (Note C) ...........................           111,789
       Deferred organization expenses (Note A) .............            23,537
                                                                 ---------------
       Total assets ........................................        21,709,940

 Liabilities
--------------------------------------------------------------------------------
       Payable for investments purchased ...................           165,333
       Payable for Fund shares redeemed ....................             1,076
       Accrued management fee ..............................            43,614
       Other accrued expenses (Note C) .....................            99,922
                                                                 ---------------
       Total liabilities ...................................           309,945
       -------------------------------------------------------------------------
       Net assets, at market value                               $  21,399,995
       -------------------------------------------------------------------------

 Net Assets
--------------------------------------------------------------------------------
       Net assets consist of:
       Undistributed net investment income .................             1,576
       Unrealized appreciation on investments ..............         1,725,655
       Accumulated net realized gain .......................           128,802
       Paid-in capital .....................................        19,543,962
       -------------------------------------------------------------------------
       Net assets, at market value                               $  21,399,995
       -------------------------------------------------------------------------

 Net Asset Value
--------------------------------------------------------------------------------
       Net Asset Value, offering and redemption price
         (Note A) per share ($21,399,995 /1,497,276
         outstanding shares of beneficial interest,
         $.01 par value, unlimited number of shares              ---------------
         authorized) .......................................            $14.29
                                                                 ---------------

    The accompanying notes are an integral part of the financial statements.


                        11 -- SCUDDER CLASSIC GROWTH FUND

                             Statement of Operations
                 for the period September 9, 1996 (commencement of operations) to February 28, 1997 (Unaudited)

 Investment Income
--------------------------------------------------------------------------------
      Income:
      Dividends (net of foreign taxes withheld of $596) .....   $      97,974
      Interest ..............................................          24,820
                                                                ----------------
                                                                      122,794
      Expenses:
      Management fee (Note C) ...............................          43,614
      Services to shareholders (Note C) .....................          20,768
      Custodian and accounting fees (Note C) ................          40,442
      Trustees' fees and expenses (Note C) ..................          15,306
      Auditing ..............................................           9,557
      Registration fees .....................................          28,246
      Reports to shareholders ...............................          15,725
      Legal .................................................           8,941
      Amortization of organization expense (Note A) .........           2,464
      Other .................................................           4,687
                                                                ----------------
      Total expenses before reductions ......................         189,750
      Expense reductions (Note C) ...........................        (111,789)
                                                                ----------------
      Expenses, net .........................................          77,961
      --------------------------------------------------------------------------
      Net investment income                                            44,833
      --------------------------------------------------------------------------

 Realized and unrealized gain on investment transactions
--------------------------------------------------------------------------------
      Net realized gain from:
      Investments ...........................................         128,802
      Net unrealized appreciation during the period on
        investments .........................................       1,725,655
      --------------------------------------------------------------------------
      Net gain on investment transactions                           1,854,457
      --------------------------------------------------------------------------

      --------------------------------------------------------------------------
      Net increase in net assets resulting from operations      $   1,899,290
      --------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.


                        12 -- SCUDDER CLASSIC GROWTH FUND

                       Statement of Changes in Net Assets

                                                                For the Period
                                                               September 9, 1996
                                                              (commencement of
                                                                 operations) to
                                                               February 28, 1997
 Increase (Decrease) in Net Assets                                 (Unaudited)
--------------------------------------------------------------------------------
       Operations:
       Net investment income ...................................   $    44,833
       Net realized gain on investments ........................       128,802
       Net unrealized appreciation on investment
         transactions during the period ........................     1,725,655
                                                                 ---------------
       Net increase in net assets resulting from operations ....     1,899,290
                                                                 ---------------
       Distributions to shareholders from net investment income        (43,257)
                                                                 ---------------
       Fund share transactions:
       Proceeds from shares sold ...............................    21,968,039
       Net asset value of shares issued to shareholders in
       reinvestment of distributions ...........................        42,483

       Cost of shares redeemed .................................   (2,467,760)
                                                                 ---------------
       Net increase in net assets from Fund share transactions .    19,542,762
                                                                 ---------------
       Increase in net assets ..................................    21,398,795
       Net assets at beginning of period .......................         1,200
       Net assets at end of period (including undistributed      ---------------
         net investment income of $1,576) ......................   $21,399,995
                                                                 ---------------
 Other information
--------------------------------------------------------------------------------
       Increase (decrease) in Fund shares
       Shares outstanding at beginning of period ...............           100
                                                                 ---------------
       Shares sold                                                   1,672,201
       Shares issued to shareholders in reinvestment of
         distributions .........................................         3,115
       Shares redeemed .........................................      (178,140)
                                                                 ---------------
       Net increase in Fund shares .............................     1,497,176
                                                                 ---------------
       Shares outstanding at end of period .....................     1,497,276
                                                                 ---------------

    The accompanying notes are an integral part of the financial statements.


                        13 -- SCUDDER CLASSIC GROWTH FUND

                              Financial Highlights

The following table includes selected data for a share outstanding throughout the period (a) and other performance information derived from the financial statements.

                                                                For the Period
                                                               September 9, 1996
                                                                (commencement
                                                              of operations) to
                                                              February 28, 1997
                                                                   (Unaudited)
--------------------------------------------------------------------------------
 Net asset value, beginning of period ..............................   12.00
                                                                     -----------
 Income from investment operations:
 Net investment income .............................................     .04
 Net realized and unrealized gain on investments ...................    2.29
                                                                     -----------
 Total from investment operations ..................................    2.33
                                                                     -----------
 Less distributions from net investment income .....................    (.04)
                                                                     -----------
 Net asset value, end of period ....................................   14.29
--------------------------------------------------------------------------------
 Total Return (%) (b) ..............................................   19.39**
 Ratios and Supplemental Data
 Net assets, end of period ($ millions) ............................      21
 Ratio of operating expenses, net to average daily net assets (%) ..    1.25*
 Ratio of operating expenses before expense reductions, to
   average daily net assets (%) ....................................    3.04*
 Ratio of net investment income to average daily net assets (%) ....     .72*
 Portfolio turnover rate (%) .......................................    31.2*
 Average commission rate paid ......................................   .0363

(a)  Based on monthly average shares outstanding during the period.
(b)  Total return is higher due to maintenance of the Fund's expenses.
*    Annualized
**   Not annualized


                        14 -- SCUDDER CLASSIC GROWTH FUND

                    Notes to Financial Statements (Unaudited)

                       A. Significant Accounting Policies

Scudder Classic Growth Fund (the "Fund") is a diversified series of Scudder Securities Trust, a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities which are traded on U.S. or foreign stock exchanges are valued at the most recent sale price reported on the exchange on which the security is traded most extensively. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation is used. Securities quoted on the National Association of Securities Dealers Automatic Quotation ("NASDAQ") System, for which there have been sales, are valued at the most recent sale price reported on such system. If there are no such sales, the value is the high or "inside" bid quotation. Securities which are not quoted on the NASDAQ System but are traded in another over-the-counter market are valued at the most recent sale price on such market. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations the most recent bid quotation shall be used. Short-term investments having a maturity of sixty days or less are valued at amortized cost.

All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Trustees.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value, depending on the maturity of the repurchase agreement, is equal to at least 100.5% of the resale price.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

Distribution of Income and Gains. Distributions of net investment income, if any, are made annually. During any particular year net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders annually. An additional distribution may be made to the extent necessary to avoid the payment of a four percent federal excise tax.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.


                        15 -- SCUDDER CLASSIC GROWTH FUND

The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Organization Costs. Costs incurred by the Fund in connection with its organization have been deferred and are being amortized on a straight-line basis over a five-year period.

Other. Investment security transactions are accounted for on a trade-date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

                      B. Purchases and Sales of Securities

During the period September 9, 1996 (commencement of operations) to February 28, 1997, purchases and sales of investment securities (excluding short-term investments) aggregated $20,842,799 and $2,125,524, respectively.

                               C. Related Parties

Under the Fund's Investment Management Agreement (the "Agreement") with Scudder, Stevens & Clark, Inc. (the "Adviser"), the Fund pays the Adviser a fee equal to an annual rate of 0.70% of the Fund's average daily net assets, computed and accrued daily and payable monthly. As manager of the assets of the Fund, the Adviser directs the investments of the Fund in accordance with its investment objective, policies, and restrictions. The Adviser determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Adviser provides certain administrative services in accordance with the Agreement. The Agreement also provides that if the Fund's expenses, exclusive of taxes, interest, and extraordinary expenses, exceed specified limits, such excess, up to the amount of the management fee, will be paid by the Adviser. In addition, the Adviser has agreed not to impose all or a portion of its management fee until August 31, 1997 in order to maintain the annualized expenses of the Fund at not more than 1.25% of average daily net assets. For the period September 9, 1996 (commencement of operations) to February 28, 1997, the Adviser did not impose any portion of its management fee, which amounted to $43,614. Further, due to the limitations of the Agreement, the Adviser also reimbursed the Fund for other non-related party expenses, which amounted to $30,874. The Adviser's reimbursement payable to the Fund for the period September 9, 1996 (commencement of operations) to February 28, 1997, amounted to $111,789.

Scudder Service Corporation ("SSC"), a subsidiary of the Adviser, is the transfer, dividend paying and shareholder service agent for the Fund. For the period September 9, 1996 (commencement of operations) to February 28, 1997, SSC did not impose any portion of its fee, which amounted to $16,953.

Scudder Trust Company ("STC"), a subsidiary of the Adviser, provides recordkeeping and other services in connection with certain retirement and employee benefit plans invested in the Fund. For the period September 9, 1996 (commencement of operations) to February 28, 1997, STC did not impose any portion of its fees, which amounted to $484.

Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. For the period September 9, 1996 (commencement of operations) to February 28, 1997, SFAC did not impose any portion of its fee, which amounted to $19,864.


                        16 -- SCUDDER CLASSIC GROWTH FUND

The Fund pays each of its Trustees not affiliated with the Adviser $4,000 annually plus specified amounts for attended board and committee meetings. For the period September 9, 1996 (commencement of operations) to February 28, 1997, the Trustees fees and expenses aggregated $15,306, of which $250 is unpaid at February 28, 1997.


                        17 -- SCUDDER CLASSIC GROWTH FUND

                            SCUDDER INVESTMENT TRUST

                            PART C. OTHER INFORMATION

Item 24.          Financial Statements and Exhibits
--------          ---------------------------------

                  a.       Financial Statements

                           Included in Part A:
                           -------------------

                                    For Scudder Growth and Income Fund:
                                    Financial highlights for the ten fiscal years ended December 31, 1995
                                    (Incorporated by reference to Post-Effective Amendment No. 75 to the
                                    Registration Statement.)

                                    For Scudder Large Company Growth Fund:
                                    Financial Highlights for the period May 15, 1991 (commencement of operations) to October 31, 1991 and for the five fiscal years ended
                                    October 31, 1996
                                    (Incorporated by reference to Post-Effective Amendment No. 79 to the
                                    Registration Statement.)

                                    For Scudder Classic Growth Fund:
                                    Financial Highlights for the period September 9, 1996 (commencement of operations) to February 28, 1997.

                           Included in the Part B:
                           -----------------------

                                    For Scudder Growth and Income Fund:
                                    Investment Portfolio as of December 31, 1995
                                    Statement of Assets and Liabilities as of December 31, 1995
                                    Statement of Operations for the year ended December 31, 1995
                                    Statements of Changes in Net Assets for the two fiscal years ended December 31, 1995
                                    Financial Highlights for the ten fiscal years ended December 31, 1995
                                    Notes to Financial Statements
                                    Report of Independent Accountants
                                    (Incorporated by reference to Post-Effective Amendment No. 75 to the
                                    Registration Statement.)

                                    For Scudder Large Company Growth Fund:
                                    Investment Portfolio as of October 31, 1996
                                    Statement of Assets and Liabilities as of October 31, 1996
                                    Statement of Operations for the fiscal year ended October 31, 1996
                                    Statements of Changes in Net Assets for the three fiscal years ended October 31, 1996
                                    Financial Highlights for the period May 15, 1991 (commencement of operations) to October 31, 1991 and for the five fiscal years ended
                                    October 31, 1996
                                    Notes to Financial Statements
                                    Report of Independent Accountants
                                    (Incorporated by reference to Post-Effective Amendment No. 79 to the
                                    Registration Statement.)

                                    For Scudder Classic Growth Fund:
                                    Investment Portfolio as of February 28, 1997
                                    Statement of Assets and Liabilities as of February 28, 1997

                                    Statement of Operations for the period September 9, 1996 (commencement of operations) to February 28, 1997
                                    Statement of Changes in Net Assets for the period September 9, 1996
                                    (commencement of operations) to February 28, 1997
                                    Financial Highlights for the period September 9, 1996 (commencement of operations) to February 28, 1997
                                    Notes to Financial Statements
                                    Report of Independent Accountants

                           Statements, schedules and historical information other than those listed above have been omitted since they are either not applicable or are not required.

                   b.        Exhibits:

                                              All references are to the Registrant's Registration Statement on
                                              Form N-1A filed with the Securities and Exchange Commission.  File
                                              Nos. 2-13628 and 811-43. ("Registration Statement").

                             1.       (a)(1)  Amended and Restated Declaration of Trust dated November 4, 1987 is incorporated by reference to Post-Effective Amendment No. 78 to the
                                              Registration Statement ("Post-Effective Amendment No. 78").

                                      (a)(2)  Amendment to Amended and Restated Declaration of Trust dated
                                              November 14, 1990 is incorporated by reference to Post-Effective
                                              Amendment No. 78 to the Registration Statement ("Post-Effective
                                              Amendment No. 78").

                                      (a)(3)  Certificate of Amendment of Declaration of Trust dated February 12,
                                              1991 is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement ("Post-Effective Amendment No. 78").

                                      (b)(1)  Establishment and Designation of Series of Shares of Beneficial
                                              Interest, $0.01 par value, with respect to Scudder Growth and Income
                                              Fund and Scudder Quality Growth Fund is incorporated by reference to
                                              Post-Effective Amendment No. 78 to the Registration Statement
                                              ("Post-Effective Amendment No. 78").

                                      (b)(2)  Establishment and Designation of Series of Shares of Beneficial
                                              Interest, $0.01 par value, with respect to Scudder Classic Growth
                                              Fund is incorporated by reference to Post-Effective Amendment No. 76 to the Registration Statement ("Post-Effective Amendment No. 76").

                             2.       (a)     By-Laws of the Registrant dated September 20, 1984 are incorporated by reference to Post-Effective Amendment No. 78 to the Registration
                                              Statement ("Post-Effective Amendment No. 78").

                                      (b)     Amendment to By-Laws of the Registrant dated August 13, 1991 is incorporated by reference to Post-Effective Amendment No. 78 to the
                                              Registration Statement ("Post-Effective Amendment No. 78").

                                  Part C-Page 2


                                      (c)     Amendment to By-Laws of the Registrant dated November 12, 1991 is incorporated by reference to Post-Effective Amendment No. 78 to the
                                              Registration Statement ("Post-Effective Amendment No. 78").

                             3.               Inapplicable.

                             4.               Specimen certificate representing shares of beneficial interest with
                                              $0.01 par value of Scudder Growth and Income Fund is incorporated by reference to Post-Effective Amendment No. 59 to the Registration
                                              Statement ("Post-Effective Amendment No. 59").

                             5.       (a)     Investment Management Agreement between the Registrant (on behalf of
                                              Scudder Growth and Income Fund) and Scudder, Stevens & Clark, Inc.
                                              ("Scudder") dated November 14, 1990 is incorporated by reference to
                                              Post-Effective Amendment No. 78 to the Registration Statement
                                              ("Post-Effective Amendment No. 78").

                                      (b)     Investment Management Agreement between the Registrant (on behalf of
                                              Scudder Quality Growth Fund) and Scudder dated May 9, 1991 is incorporated by reference to Post-Effective Amendment No. 78 to the
                                              Registration Statement ("Post-Effective Amendment No. 78").

                                      (c)     Investment Management Agreement between the Registrant (on behalf of
                                              Scudder Growth and Income Fund) and Scudder dated August 10, 1993 is incorporated by reference to Post-Effective Amendment No. 78 to the
                                              Registration Statement ("Post-Effective Amendment No. 78").

                                      (d)     Investment Management Agreement between the Registrant (on behalf of
                                              Scudder Growth and Income Fund) and Scudder dated August 8, 1995 is incorporated by reference to Post-Effective Amendment No. 75 to the
                                              Registration Statement ("Post-Effective Amendment No. 75").

                                      (e)     Form of Investment Management Agreement between the Registrant, on behalf of Scudder Classic Growth Fund, and Scudder, Stevens & Clark,
                                              Inc. is incorporated by reference to Post-Effective Amendment No. 77 to the Registration Statement ("Post-Effective Amendment No. 77").

                             6.       (a)     Underwriting Agreement between the Registrant and Scudder Investor
                                              Services, Inc., formerly Scudder Fund Distributors, Inc., dated
                                              September 10, 1985 is incorporated by reference to Post-Effective
                                              Amendment No. 78 to the Registration Statement ("Post-Effective
                                              Amendment No. 78").

                             7.               Inapplicable.

                             8.       (a)(1)  Custodian Agreement between the Registrant (on behalf of Scudder
                                              Growth and Income Fund) and State Street Bank and Trust Company
                                              ("State Street Bank") dated December 31, 1984 is incorporated by reference to Post-Effective Amendment No. 78 to the Registration
                                              Statement ("Post-Effective Amendment No. 78").

                                  Part C-Page 3


                                      (a)(2)  Amendment dated April 1, 1985 to the Custodian Agreement between the
                                              Registrant and State Street Bank is incorporated by reference to
                                              Post-Effective Amendment No. 78 to the Registration Statement
                                              ("Post-Effective Amendment No. 78").

                                      (a)(3)  Amendment dated August 8, 1987 to the Custodian Agreement between the Registrant and State Street Bank is incorporated by reference to
                                              Post-Effective Amendment No. 78 to the Registration Statement
                                              ("Post-Effective Amendment No. 78").

                                      (a)(4)  Amendment dated August 9, 1988 to the Custodian Agreement between the Registrant and State Street Bank is incorporated by reference to
                                              Post-Effective Amendment No. 78 to the Registration Statement
                                              ("Post-Effective Amendment No. 78").

                                      (a)(5)  Amendment dated July 29, 1991 to the Custodian Agreement between the
                                              Registrant and State Street Bank is incorporated by reference to
                                              Post-Effective Amendment No. 78 to the Registration Statement
                                              ("Post-Effective Amendment No. 78").

                                      (a)(6)  Custodian fee schedule for Scudder Growth and Income Fund is incorporated by reference to Post-Effective Amendment No. 78 to the
                                              Registration Statement ("Post-Effective Amendment No. 78").

                                      (a)(7)  Custodian fee schedule for Scudder Quality Growth Fund is incorporated by reference to Post-Effective Amendment No. 78 to the
                                              Registration Statement ("Post-Effective Amendment No. 78").

                                      (b)(1)  Subcustodian Agreement with fee schedule between State Street Bank and The Bank of New York, London office, dated December 31, 1978 is incorporated by reference to Post-Effective Amendment No. 78 to the
                                              Registration Statement ("Post-Effective Amendment No. 78").

                                      (c)(1)  Subcustodian Agreement between State Street Bank and The Chase
                                              Manhattan Bank, N.A. dated September 1, 1986 is incorporated by reference to Post-Effective Amendment No. 78 to the Registration
                                              Statement ("Post-Effective Amendment No. 78").

                                      (d)     Custodian fee schedule for Scudder Quality Growth Fund and Scudder
                                              Growth and Income Fund is incorporated by reference to
                                              Post-Effective Amendment No. 72 to the Registration Statement
                                              ("Post-Effective Amendment No. 72").

                                      (e)     Form of Custodian fee schedule for Scudder Classic Growth Fund is incorporated by reference to Post-Effective Amendment No. 77 to the
                                              Registration Statement ("Post-Effective Amendment No. 77").

                             9.       (a)(1)  Transfer Agency and Service Agreement with fee schedule between the
                                              Registrant and Scudder Service Corporation dated October 2, 1989 is incorporated by reference to Post-Effective Amendment No. 78 to the
                                              Registration Statement ("Post-Effective Amendment No. 78").

                                  Part C-Page 4


                                      (a)(2)  Revised fee schedule dated October 6, 1995 for Exhibit 9(a)(1) is incorporated by reference to Post-Effective Amendment No. 76
                                              ("Post-Effective Amendment No. 76").

                                      (a)(3)  Form of revised fee schedule for Exhibit 9(a)(1) dated October 1,
                                              1996 is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement ("Post-Effective Amendment No. 78").

                                      (b)(1)  COMPASS Service Agreement and fee schedule with Scudder Trust
                                              Company dated January 1, 1990 is incorporated by reference to
                                              Post-Effective Amendment No. 78 to the Registration Statement
                                              ("Post-Effective Amendment No. 78").

                                      (b)(2)  COMPASS and TRAK 2000 Service Agreement between Scudder Trust
                                              Company and the Registrant dated October 1, 1995 is incorporated by reference to Post-Effective Amendment No. 74 ("Post-Effective
                                              Amendment No. 74").

                                      (b)(3)  Form of revised fee schedule for Exhibit 9(b)(1) dated October 1,
                                              1996 is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement ("Post-Effective Amendment No. 78").

                                      (c)     Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Quality Growth Fund and Scudder Fund Accounting
                                              Corporation dated November 1, 1994 is incorporated by reference to
                                              Post-Effective Amendment No. 72.

                                      (d)     Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Growth and Income Fund and Scudder Fund Accounting
                                              Corporation dated October 17, 1994 is incorporated by reference to
                                              Post-Effective Amendment No. 73.

                                      (e)     Form of Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Classic Growth Fund, and Scudder Fund
                                              Accounting Corporation is incorporated by reference to
                                              Post-Effective Amendment No. 77 to the Registration Statement
                                              ("Post-Effective Amendment No. 77").

                                      (f)(1)  Shareholder Services Agreement between the Registrant and Charles
                                              Schwab & Co., Inc. dated June 1, 1990 is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement
                                              ("Post-Effective Amendment No. 78").

                                      (f)(2)  Service Agreement between Copeland Associates, Inc. and Scudder
                                              Service Corporation (on behalf of Scudder Quality Growth Fund and
                                              Scudder Growth and Income Fund) dated June 8, 1995 is incorporated by reference to Post-Effective Amendment No. 74 ("Post-Effective
                                              Amendment No. 74").

                             10.              Inapplicable.

                             11.              Inapplicable.


                                  Part C-Page 5


                             12.              Inapplicable.

                             13.              Inapplicable.

                             14.      (a)     Scudder Flexi-Plan for Corporations and Self-Employed Individuals is
                                              incorporated by reference to Post-Effective Amendment No. 78 to the
                                              Registration Statement ("Post-Effective Amendment No. 78").

                                      (b)     Scudder Individual Retirement Plan is incorporated by reference to
                                              Post-Effective Amendment No. 78 to the Registration Statement
                                              ("Post-Effective Amendment No. 78").

                                      (c)     SEP-IRA is incorporated by reference to Post-Effective Amendment No.
                                              78 to the Registration Statement ("Post-Effective Amendment No. 78").

                                      (d)     Scudder Funds 403(b) Plan is incorporated by reference to
                                              Post-Effective Amendment No. 78 to the Registration Statement
                                              ("Post-Effective Amendment No. 78").

                                      (e)     Scudder Cash or Deferred Profit Sharing Plan under Section 401(k) is incorporated by reference to Post-Effective Amendment No. 78 to the
                                              Registration Statement ("Post-Effective Amendment No. 78").

                             15.              Inapplicable.

                             16.              Schedule for Computation of Performance Quotation is filed herein.
                                              Power of Attorney is incorporated by reference to Post-Effective
                                              Amendment No. 78 to the Registration Statement ("Post-Effective
                                              Amendment No. 78").

                             17.              Inapplicable.

Item 25.          Persons Controlled by or under Common Control with Registrant.
--------          --------------------------------------------------------------

                  None

Item 26.          Number of Holders of Securities (as of March 25, 1997).
--------          -------------------------------------------------------

                                         (1)                                              (2)
                                   Title of Class                            Number of Record Shareholders

                   Shares of beneficial interest
                   ($0.01 par value):

                   Scudder Growth and Income Fund                                       184,565
                   Scudder Large Company Growth Fund                                     15,292
                   Scudder Classic Growth Fund                                            1,035


                                  Part C-Page 6


Item 27.          Indemnification.
--------          ----------------

                  A policy of insurance covering Scudder, Stevens & Clark, Inc. its subsidiaries including
                  Scudder Investor Services, Inc., and all of the registered investment companies advised by
                  Scudder, Stevens & Clark, Inc. insures the Registrant's Trustees and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

                  Article IV, Sections 4.1-4.3 of Registrant's Declaration of Trust provide as follows:

                           Section 4.1. No Personal Liability of Shareholders, Trustees, etc. No Shareholder
                           shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust.  No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than to the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person; and all such Persons shall look solely to the
                           Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust.  If any Shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability of the Trust, he shall not, on account thereof, be held to any personal liability.  The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability.  The indemnification and reimbursement required by the preceding sentence shall be made only out of the assets of the one or more series of which the shareholder who is entitled to indemnification or reimbursement was a Shareholder at the time the act or event occurred which gave rise to the claim against or liability of said shareholder.  The rights accruing to a Shareholder under this Section 4.1 shall not impair any other right to which such
                           Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

                           Section 4.2. Non-Liability of Trustees, etc. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder,
                           Trustee, officer, employee, or agent thereof for any action or failure to act
                           (including without limitation the failure to compel in any way any former or acting
                           Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                           Section 4.3 Mandatory Indemnification. (a) Subject to the exceptions and limitations contained in paragraph (b) below:

                                    (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                                    (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative, or other, including appeals), actual or threatened; and
                                    the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.


                                  Part C-Page 7


                           (b) No indemnification shall be provided hereunder to a Trustee or officer:

                                    (i) against any liability to the Trust, a Series thereof, or the
                                    Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                                    (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust;

                                    (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                                            (A) by the court or other body approving the settlement or other disposition; or

                                            (B) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the
                                            Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

                           (c)  The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person.  Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

                           (d)  Expenses of preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient, to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section
                           4.3, provided that either:

                                    (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

                                    (ii) a majority of the Disinterested Trustees acting on the matter
                                    (provided that a majority of the Disinterested Trustees act on the matter)
                                    or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

                                    As used in this Section 4.3, a "Disinterested Trustee" is one who is not
                                    (i) an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

                                  Part C-Page 8

Item 28.          Business or Other Connections of Investment Adviser
--------          ---------------------------------------------------

                  The Adviser has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities.  Such persons are not considered officers for the purpose of this Item 28.

                           Business and Other Connections of Board
           Name            of Directors of Registrant's Adviser
           ----            ------------------------------------

Stephen R. Beckwith        Director, Vice President, Assistant Treasurer, Chief Operating Officer & Chief
                                 Financial Officer, Scudder, Stevens & Clark, Inc. (investment adviser)**

Lynn S. Birdsong           Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President & Director, The Latin America Dollar Income Fund, Inc.  (investment company)**
                           President & Director, Scudder World Income Opportunities Fund, Inc.  (investment company)**
                           President, The Japan Fund, Inc. (investment company)**
                           Supervisory Director, The Latin America Income and Appreciation Fund N.V. (investment company) +
                           Supervisory Director, The Venezuela High Income Fund N.V. (investment company) xx
                           Supervisory Director, Scudder Mortgage Fund (investment company)+
                           Supervisory Director, Scudder Floating Rate Funds for Fannie Mae Mortgage Securities I
                                 & II (investment company) +
                           Director, Canadian High Income Fund (investment company)#
                           Director, Hot Growth Companies Fund (investment company)#
                           Director, Sovereign High Yield Investment Company (investment company)+
                           Director, Scudder, Stevens & Clark (Luxembourg) S.A. (investment manager) #

Nicholas Bratt             Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President & Director, Scudder New Europe Fund, Inc. (investment company)**
                           President & Director, The Brazil Fund, Inc. (investment company)**
                           President & Director, The First Iberian Fund, Inc. (investment company)**
                           President & Director, Scudder International Fund, Inc.  (investment company)**
                           President & Director, Scudder Global Fund, Inc. (President on all series except Scudder
                                 Global Fund) (investment company)**
                           President & Director, The Korea Fund, Inc. (investment company)**
                           President & Director, Scudder New Asia Fund, Inc. (investment company)**
                           President, The Argentina Fund, Inc. (investment company)**
                           Vice President, Scudder, Stevens & Clark Corporation (Delaware) (investment adviser)**
                           Vice President, Scudder, Stevens & Clark Japan, Inc. (investment adviser)###
                           Vice President, Scudder, Stevens & Clark of Canada Ltd. (Canadian investment adviser)
                                 Toronto, Ontario, Canada
                           Vice President, Scudder, Stevens & Clark Overseas Corporationoo

E. Michael Brown           Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Trustee, Scudder GNMA Fund (investment company)*
                           Trustee, Scudder U.S. Treasury Fund (investment company)*
                           Trustee, Scudder Tax Free Money Fund (investment company)*
                           Trustee, Scudder State Tax Free Trust (investment company)*
                           Trustee, Scudder Cash Investment Trust (investment company)*
                           Assistant Treasurer, Scudder Investor Services, Inc. (broker/dealer)*


                                  Part C-Page 9

                           Business and Other Connections of Board
           Name            of Directors of Registrant's Adviser
           ----            ------------------------------------


                           Director & President, Scudder Realty Holding Corporation (a real estate holding company)*
                           Director & President, Scudder Trust Company (a trust company)+++
                           Director, Scudder Trust (Cayman) Ltd.

Mark S. Casady             Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Director & Vice President, Scudder Investor Services, Inc. (broker/dealer)*
                           Director & Vice President, Scudder Service Corporation (in-house transfer agent)*
                           Director, SFA, Inc. (advertising agency)*

Linda C. Coughlin          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Chairman & Trustee, AARP Cash Investment Funds  (investment company)**
                           Chairman & Trustee, AARP Growth Trust (investment company)**
                           Chairman & Trustee, AARP Income Trust (investment company)**
                           Chairman & Trustee, AARP Tax Free Income Trust  (investment company)**
                           Chairman & Trustee, AARP Managed Investment Portfolios Trust  (investment company)**
                           Director & Senior Vice President, Scudder Investor Services, Inc. (broker/dealer)*
                           Director, SFA, Inc. (advertising agency)*

Margaret D. Hadzima        Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Assistant Treasurer, Scudder Investor Services, Inc. (broker/dealer)*

Jerard K. Hartman          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President, Scudder California Tax Free Trust (investment company)*
                           Vice President, Scudder Equity Trust (investment company)**
                           Vice President, Scudder Cash Investment Trust (investment company)*
                           Vice President, Scudder Fund, Inc. (investment company)**
                           Vice President, Scudder Global Fund, Inc. (investment company)**
                           Vice President, Scudder GNMA Fund (investment company)*
                           Vice President, Scudder Portfolio Trust (investment company)*
                           Vice President, Scudder Institutional Fund, Inc. (investment company)**
                           Vice President, Scudder International Fund, Inc. (investment company)**
                           Vice President, Scudder Investment Trust (investment company)*
                           Vice President, Scudder Municipal Trust (investment company)*
                           Vice President, Scudder Mutual Funds, Inc. (investment company)**
                           Vice President, Scudder New Asia Fund, Inc. (investment company)**
                           Vice President, Scudder New Europe Fund, Inc. (investment company)**
                           Vice President, Scudder Securities Trust (investment company)*
                           Vice President, Scudder State Tax Free Trust (investment company)*
                           Vice President, Scudder Funds Trust (investment company)**
                           Vice President, Scudder Tax Free Money Fund (investment company)*
                           Vice President, Scudder Tax Free Trust (investment company)*
                           Vice President, Scudder U.S. Treasury Money Fund (investment company)*
                           Vice President, Scudder Pathway Series (investment company)*
                           Vice President, Scudder Variable Life Investment Fund (investment company)*
                           Vice President, The Brazil Fund, Inc. (investment company)**
                           Vice President, The Korea Fund, Inc. (investment company)**
                           Vice President, The Argentina Fund, Inc. (investment company)**
                           Vice President & Director, Scudder, Stevens & Clark of Canada, Ltd. (Canadian
                                 investment adviser) Toronto, Ontario, Canada
                           Vice President, The First Iberian Fund, Inc. (investment company)**
                           Vice President, The Latin America Dollar Income Fund, Inc. (investment company)**
                           Vice President, Scudder World Income Opportunities Fund, Inc. (investment company)**


                                  Part C-Page 10

                           Business and Other Connections of Board
           Name            of Directors of Registrant's Adviser
           ----            ------------------------------------

Richard A. Holt            Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President, Scudder Variable Life Investment Fund (investment company)*

Dudley H. Ladd             Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President & Trustee, Scudder Cash Investment Trust  (investment company)*
                           Director, Scudder Global Fund, Inc. (investment company)**
                           Director, Scudder International Fund, Inc. (investment company)**
                           Director, Scudder Mutual Fund, Inc. (investment company)**
                           Trustee, Scudder Investment Trust (investment company)*
                           Trustee, Scudder Portfolio Trust (investment company)*
                           Trustee, Scudder Municipal Trust (investment company)*
                           Trustee, Scudder Securities Trust (investment company)*
                           Trustee, Scudder State Tax Free Trust (investment company)*
                           Trustee, Scudder Equity Trust (investment company)**
                           Trustee, Scudder Funds Trust (investment company)**
                           Vice President, Scudder U.S. Treasury Money Fund  (investment company)*
                           President & Director, SFA, Inc. (advertising agency)*
                           Senior Vice President & Director, Scudder Investor Services, Inc. (broker/dealer)*

John T. Packard            Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President, Montgomery Street Income Securities, Inc. (investment company) o
                           Chairman, Scudder Realty Advisors, Inc. (realty investment adviser) x

Daniel Pierce              Chairman & Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Chairman, Vice President & Director, Scudder Global Fund, Inc.  (investment company)**
                           Chairman & Director, Scudder New Europe Fund, Inc. (investment company)**
                           Chairman & Director, The First Iberian Fund, Inc. (investment company)**
                           Chairman & Director, Scudder International Fund, Inc. (investment company)**
                           Chairman & Director, Scudder New Asia Fund, Inc. (investment company)**
                           President & Trustee, Scudder Equity Trust (investment company)**
                           President & Trustee, Scudder GNMA Fund (investment company)*
                           President & Trustee, Scudder Portfolio Trust (investment company)*
                           President & Trustee, Scudder Funds Trust (investment company)**
                           President & Trustee, Scudder Securities Trust (investment company)*
                           President & Trustee, Scudder Investment Trust (investment company)*
                           President & Director, Scudder Institutional Fund, Inc. (investment company)**
                           President & Director, Scudder Fund, Inc. (investment company)**
                           President & Director, Scudder Mutual Funds, Inc. (investment company)**
                           Vice President & Trustee, Scudder Municipal Trust (investment company)*
                           Vice President & Trustee, Scudder Variable Life Investment Fund (investment company)*
                           Vice President & Trustee, Scudder Pathway Series (investment company)*
                           Trustee, Scudder California Tax Free Trust (investment company)*
                           Trustee, Scudder State Tax Free Trust (investment company)*
                           Vice President, Montgomery Street Income Securities, Inc. (investment company)o
                           Chairman & President, Scudder, Stevens & Clark of Canada, Ltd. (Canadian investment adviser), Toronto, Ontario, Canada
                           Chairman & Director, Scudder Global Opportunities Funds (investment company) Luxembourg
                           Chairman, Scudder, Stevens & Clark, Ltd. (investment adviser) London, England
                           President & Director, Scudder Precious Metals, Inc. xxx

                                  Part C-Page 11

                           Business and Other Connections of Board
           Name            of Directors of Registrant's Adviser
           ----            ------------------------------------

                           Vice President, Director & Assistant Secretary, Scudder Realty Holdings Corporation
                                 (a real estate holding company)*
                           Vice President, Director & Assistant Treasurer, Scudder Investor Services, Inc.
                                 (broker/dealer)*
                           Director, Scudder Latin America Investment Trust PLC (investment company)@
                           Director, Fiduciary Trust Company (banking & trust company) Boston, MA
                           Director, Fiduciary Company Incorporated (banking & trust company) Boston, MA
                           Trustee, New England Aquarium, Boston, MA
                           Incorporator, Scudder Trust Company (a trust company)+++

Kathryn L. Quirk           Director & Secretary, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Director, Vice President & Assistant Secretary, The Argentina Fund, Inc. (investment company)**
                           Director, Vice President & Assistant Secretary, Scudder International Fund, Inc.
                                 (investment company)**
                           Director, Vice President & Assistant Secretary, Scudder New Asia Fund (investment company)**
                           Trustee, Vice President & Assistant Secretary, Scudder Equity Trust (investment company)**
                           Trustee, Vice President & Assistant Secretary, Scudder Securities Trust (investment company)*
                           Trustee, Vice President & Assistant Secretary, Scudder Funds Trust (investment company)**
                           Trustee, Scudder Investment Trust (investment company)*
                           Trustee, Scudder Municipal Trust (investment company)*
                           Vice President & Trustee, Scudder Tax Free Money Fund (investment company)*
                           Vice President & Trustee, Scudder Tax Free Trust (investment company)*
                           Vice President & Secretary, AARP Growth Trust (investment company)**
                           Vice President & Secretary, AARP Income Trust (investment company)**
                           Vice President & Secretary, AARP Tax Free Income Trust (investment company)**
                           Vice President & Secretary, AARP Cash Investment Funds (investment company)**
                           Vice President & Secretary, AARP Managed Investment Portfolios Trust (investment company)**
                           Vice President & Secretary, The Japan Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, Scudder World Income Opportunities Fund, Inc.
                                 (investment company)**
                           Vice President & Assistant Secretary, The Korea Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, The Brazil Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, Scudder Global Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, Montgomery Street Income Securities, Inc.
                                 (investment company)o
                           Vice President & Assistant Secretary, Scudder Mutual Funds, Inc. (investment company)**
                           Vice President & Assistant Secretary, Scudder Pathway Series (investment company)*
                           Vice President & Assistant Secretary, Scudder New Europe Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, Scudder Variable Life Investment Fund (investment company)*
                           Vice President & Assistant Secretary, The First Iberian Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, The Latin America Dollar Income Fund, Inc.
                                 (investment company)**
                           Vice President, Scudder Fund, Inc. (investment company)**
                           Vice President, Scudder Institutional Fund, Inc. (investment company)**

                                  Part C-Page 12

                           Business and Other Connections of Board
           Name            of Directors of Registrant's Adviser
           ----            ------------------------------------


                           Vice President, Scudder GNMA Fund (investment company)*
                           Director, Senior Vice President & Clerk, Scudder Investor Services, Inc.
                                 (broker/dealer)*
                           Director, Vice President & Secretary, Scudder Fund Accounting Corporation (in-house fund accounting agent)*
                           Director, Vice President & Secretary, Scudder Realty Holdings Corporation (a real estate holding company)*
                           Director & Clerk, Scudder Service Corporation (in-house transfer agent)*
                           Director, SFA, Inc. (advertising agency)*
                           Vice President & Assistant Secretary, Scudder Precious Metals, Inc. xxx

Cornelia M. Small          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President, AARP Cash Investment Funds (investment company)**
                           President, AARP Growth Trust (investment company)**
                           President, AARP Income Trust (investment company)**
                           President, AARP Tax Free Income Trust (investment company)**
                           President, AARP Managed Investment Portfolio Trust (investment company)**

Edmond D. Villani          Director, President & Chief Executive Officer, Scudder, Stevens & Clark, Inc.
                                 (investment adviser)**
                           Chairman & Director, The Argentina Fund, Inc. (investment company)**
                           Chairman & Director, The Latin America Dollar Income Fund, Inc. (investment company)**
                           Chairman & Director, Scudder World Income Opportunities Fund, Inc.  (investment company)**
                           Supervisory Director, Scudder Mortgage Fund (investment company) +
                           Supervisory Director, Scudder Floating Rate Funds for Fannie Mae Mortgage Securities I
                                 & II (investment company)+
                           Director, Scudder, Stevens & Clark Japan, Inc. (investment adviser)###
                           Director, The Brazil Fund, Inc. (investment company)**
                           Director, Indosuez High Yield Bond Fund (investment company) Luxembourg
                           President & Director, Scudder, Stevens & Clark Overseas Corporationoo
                           President & Director, Scudder, Stevens & Clark Corporation (Delaware) (investment adviser)**
                           Director, Scudder Realty Advisors, Inc. (realty investment adviser) x
                           Director, IBJ Global Investment Management S.A., (Luxembourg investment management company) Luxembourg, Grand-Duchy of Luxembourg

Stephen A. Wohler          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President, Montgomery Street Income Securities, Inc. (investment company)

         *        Two International Place, Boston, MA
         x        333 South Hope Street, Los Angeles, CA
         **       345 Park Avenue, New York, NY
         ++       Two Prudential Plaza, 180 N. Stetson Avenue, Chicago, IL
         +++      5 Industrial Way, Salem, NH
         o        101 California Street, San Francisco, CA
         #        Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C. Luxembourg B 34.564
         +        John B. Gorsiraweg 6, Willemstad Curacao, Netherlands Antilles
         xx       De Ruyterkade 62, P.O. Box 812, Willemstad Curacao, Netherlands Antilles
         ##       2 Boulevard Royal, Luxembourg
         ***      B1 2F3F 248 Section 3, Nan King East Road, Taipei, Taiwan
         xxx      Grand Cayman, Cayman Islands, British West Indies
         oo       20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan


                                  Part C-Page 13

         ###      1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
         @        c/o Sinclair Hendersen Limited, 23 Cathedral Yard, Exeter, Devon, U.K.

Item 29.          Principal Underwriters.
--------          -----------------------

         (a)      Scudder California Tax Free Trust
                  Scudder Cash Investment Trust
                  Scudder Equity Trust
                  Scudder Fund, Inc.
                  Scudder Funds Trust
                  Scudder Global Fund, Inc.
                  Scudder GNMA Fund
                  Scudder Institutional Fund, Inc.
                  Scudder International Fund, Inc.
                  Scudder Investment Trust
                  Scudder Municipal Trust
                  Scudder Mutual Funds, Inc.
                  Scudder Pathway Series
                  Scudder Portfolio Trust
                  Scudder Securities Trust
                  Scudder State Tax Free Trust
                  Scudder Tax Free Money Fund
                  Scudder Tax Free Trust
                  Scudder U.S. Treasury Money Fund
                  Scudder Variable Life Investment Fund
                  AARP Cash Investment Funds
                  AARP Growth Trust
                  AARP Income Trust
                  AARP Tax Free Income Trust
                  AARP Managed Investment Portfolios Trust
                  The Japan Fund, Inc.

         (b)

         (1)                               (2)                                     (3)

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         E. Michael Brown                  Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110

         Mark S. Casady                    Director and Vice President             None
         Two International Place
         Boston, MA  02110

         Linda Coughlin                    Director and Senior Vice President      None
         Two International Place
         Boston, MA  02110

         Richard W. Desmond                Vice President                          None
         345 Park Avenue
         New York, NY  10154


                                  Part C-Page 14

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         Paul J. Elmlinger                 Senior Vice President and Assistant     None
         345 Park Avenue                   Clerk
         New York, NY  10154

         Margaret D. Hadzima               Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110

         Thomas W. Joseph                  Director, Vice President,               Vice President
         Two International Place           Treasurer and Assistant Clerk
         Boston, MA 02110

         Dudley H. Ladd                    Director and Senior Vice President      None
         Two International Place
         Boston, MA 02110

         David S. Lee                      Director, President and Assistant       President and Trustee
         Two International Place           Treasurer
         Boston, MA 02110

         Thomas F. McDonough               Assistant Clerk                         Vice President and
         Two International Place                                                   Secretary
         Boston, MA 02110

         Thomas H. O'Brien                 Assistant Treasurer                     None
         345 Park Avenue
         New York, NY  10154

         Edward J. O'Connell               Assistant Treasurer                     Vice President and
         345 Park Avenue                                                           Assistant Treasurer
         New York, NY 10154

         Daniel Pierce                     Director, Vice President                None
         Two International Place           and Assistant Treasurer
         Boston, MA 02110

         Kathryn L. Quirk                  Director, Senior Vice President and     None
         345 Park Avenue                   Clerk
         New York, NY  10154

         Edmund J. Thimme                  Vice President                          None
         345 Park Avenue
         New York, NY  10154

         Benjamin Thorndike                Vice President                          None
         Two International Place
         Boston, MA 02110

         David B. Watts                    Assistant Treasurer                     None
         Two International Place
         Boston, MA 02110

                                  Part C-Page 15

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         Linda J. Wondrack                 Vice President                          None
         Two International Place
         Boston, MA 02110

         The Underwriter has employees who are denominated officers of an operational area.  Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this
         Item 29.

         (c)

                     (1)                     (2)                 (3)                 (4)                 (5)
                                       Net Underwriting    Compensation on
              Name of Principal         Discounts and        Redemptions          Brokerage
                 Underwriter             Commissions       and Repurchases       Commissions     Other Compensation
                 -----------             -----------       ---------------       -----------     ------------------

               Scudder Investor              None                None                None               None
                Services, Inc.

Item 30.          Location of Accounts and Records.
--------          ---------------------------------

                  Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Scudder, Stevens &
                  Clark, Two International Place,  Boston, MA 02110.   Records relating to the duties of the
                  Registrant's custodian are maintained by State Street Bank and Trust Company, Heritage
                  Drive, North Quincy, Massachusetts.  Records relating to the duties of the Registrant's transfer agent are maintained by Scudder Service Corporation, Two International Place,
                  Boston, Massachusetts.

Item 31.          Management Services.
--------          --------------------

                  Inapplicable.

Item 32.          Undertakings.
--------          -------------

                  Inapplicable.


                                  Part C-Page 16


                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 27 day of March, 1997.

                                     SCUDDER INVESTMENT TRUST


                                     By  /s/ Thomas F. McDonough
                                         --------------------------------------
                                         Thomas F. McDonough, Vice President,
                                         Secretary and Assistant Treasurer


         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----

/s/ Daniel Pierce
--------------------------------------
Daniel Pierce*                              President (Principal Executive               March 27, 1997
                                            Officer) and Trustee


/s/ Henry P. Becton, Jr.
--------------------------------------
Henry P. Becton, Jr.*                       Trustee                                      March 27, 1997


/s/ Dudley H. Ladd
--------------------------------------
Dudley H. Ladd*                             Trustee                                      March 27, 1997


/s/ George M. Lovejoy, Jr.
--------------------------------------
George M. Lovejoy, Jr.*                     Trustee                                      March 27, 1997


/s/ Wesley W. Marple, Jr.
--------------------------------------
Wesley W. Marple, Jr.*                      Trustee                                      March 27, 1997


/s/ Kathryn L. Quirk
--------------------------------------
Kathryn L. Quirk*                           Trustee                                      March 27, 1997


/s/ Jean C. Tempel
--------------------------------------
Jean C. Tempel*                             Trustee                                      March 27, 1997



--------------------------------------
Pamela A. McGrath                           Treasurer (Principal Financial and           March    , 1997
                                            Accounting Officer) and Vice President




*By:     /s/Thomas F. McDonough
         ----------------------------
         Thomas F. McDonough**

** Attorney-in-fact pursuant to a power of attorney contained in the signature page of Post-Effective Amendment No. 61 to the Registration Statement filed April 22, 1991 and pursuant to a power of attorney contained in the signature page of Post-Effective Amendment No. 72 to the Registration Statement filed April 28, 1995 and pursuant to a power of attorney contained in the signature page of Post-Effective Amendment No. 79 filed February 26, 1997.

File No. 2-13628

File No. 811-43

                               SECURITIES AND EXCHANGE COMMISSION

                                     Washington, D. C. 20549

                                            EXHIBITS

                                               TO

                                            FORM N-1A

                                 POST-EFFECTIVE AMENDMENT NO. 80

                                    TO REGISTRATION STATEMENT

                                              UNDER

                                   THE SECURITIES ACT OF 1933

                                               AND

                                        AMENDMENT NO. 32

                                    TO REGISTRATION STATEMENT

                                              UNDER

                               THE INVESTMENT COMPANY ACT OF 1940

                                    SCUDDER INVESTMENT TRUST

                                    SCUDDER INVESTMENT TRUST

                                          EXHIBIT INDEX